FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
33. FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. Fair value of cash equivalents, restricted cash and restricted short-term investment are categorized as level 1 under the fair value hierarchy, as they based on quoted prices in active markets. Short-term borrowings and long-term borrowing are categorized as level 2 under the fair value hierarchy, as they based on quoted prices in less active markets.

Fair value change in forward contracts and call spread

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company's forward contracts have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign currency forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of USD10 million, and GBP3 million as of December 31, 2016. These foreign exchange forward contracts mature within 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company's foreign currency exchange contract is an over-the-counter instrument.

The Group classified the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

The Company purchased foreign exchange call spread combined option contracts with a total notional value of US$70 million during the year ended December 31, 2015. These foreign exchange call spread mature within 12 months. The Company adopted the Black-Scholes Option Pricing (“B-S”) Model to value the Currency Option Contracts. The B-S Model is widely used and accepted as a common valuation practice in valuing such currency option. The significant inputs used in the aforementioned model are unobservable inputs which there are little or no market data and therefore the fair value measurements are classified as level 3. The Company's foreign currency call spread is an over-the-counter instrument.

The call spread option is asset derivatives which need to be fair valued on day one and marked to market subsequently at each reporting period end. The fair value gain or loss arising from the re-measurement is recognized in the consolidated statements of operations and comprehensive income. As of December 31, 2015, the fair value of the call spread option was RMB 7,277,406 which was recorded as derivative assets under Prepayments and Other Current Assets (Note 13). The fair value change was a loss of RMB 370,437 for the year ended December 31, 2015.

Derivative assets as of December 31,2015 represented the foreign exchange call spread option purchased in 2015. The call spread option matured in the fourth quarter of 2016 and the Company recognised the gain of RMB4.9 million.

Convertible Senior Notes and Capped Call Options

The Company has adopted valuation models to assess the fair value for capped call options and the Notes, as the capped call options are not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. Both capped call options and the Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Inputs related to the Binomial models for convertible debt fair value are: spot price, conversion price, time to maturity, expected dividend yield, expected share volatility, risk free interest rate, yield-to-maturity and put option exercisable period, of which spot price and expected share volatility are most significant to valuation determination of convertible debt.

Available-for-sale investment

On a recurring basis, the Company measures available-for-sale investment at fair value. Since the available-for-sale investment does not have quoted price in active markets, the Company has adopted Binomial Tree option pricing model to assess their fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company's best estimates on the valuation date.

Inputs related to the Binomial Tree option pricing model for the valuation of the fair value of available-for-sale investment are: spot price, conversion price, time to maturity, expected dividend yield, expected share volatility, risk free interest rate, and yield-to-maturity, of which spot price is most significant to valuation determination. The following methods were adopted for each input:

a.	Spot price: quoted closing price of listed shares of Kinexia SpA(KNX IM) as of each re-measurement date;

b.	Conversion price: according to the indenture of the subject available-for-sale investment;

c.	Time to maturity: time period from the respective re-measurement date to maturity date. Maturity date was referred from the indenture of the subject available-for-sale investment;

d.	Expected dividend yield: based on indicative dividend yield of the underlying company (i.e. KNX.IM) as of each re-measurement date;

e.	Expected share volatility: based on the implied volatility of the listed shares of Kinexia (i.e. KNX.IM) with a time period equal to the time to maturity as of each re-measurement date;

f.	Risk free interest rate: based on the yield of Italy Treasury Bonds with a maturity equal to the time to maturity as of each re-measurement date; and

g.	Yield-to-maturity: based on the average yield-to-maturity of comparable corporate bullet bonds with similar remaining maturity period and credit risk as of each re-measurement date; and

Warrants

The Company adopted Binominal Tree option pricing model to assess the warrants’ fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgments as well as the Company’s best estimates on the valuation date. Key inputs related to the Binomial Tree option pricing model for the valuation of the fair value of warrants are: probabilities assigned among IPO and non-IPO scenarios, time to maturity, volatility, dividend yield, as well as risk-free rate, of which probabilities assigned among IPO and non-IPO scenarios, volatility, and risk-free rate are most significant to valuation determination of the warrants.

Rate Cap Derivative

The Company’s exposure to the risk of changes in market interest rates primarily relates to its bank borrowings. To finance its overseas power station business operation and expansion, the Company’s operating subsidiaries located in Mexico will obtain long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into one long-term interest rate cap contract in 2016 to fix the interest rate as a fixed rate payer. The rate cap is a derivative which needs to be fair valued at each reporting period end. The fair value gain or loss arising from the remeasurement is recognized in the consolidated statements of operations and comprehensive income. As of December 31, 2016, the fair value of the rate cap was RMB10,364,075, which was recorded as a derivative liability. The fair value change was a loss of RMB10,364,075 for the year ended December 31, 2016.

Recurring change in fair value

As of December 31, 2014, 2015 and 2016, information about the hierarchy of the fair value measurements for the Company's assets and liabilities that are measured at fair value on a recurring basis subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2014	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Foreign exchange forward contracts	47,712,744	-	47,712,744	-
Capped call options	21,098,263	-	-	21,098,263
Available-for-sale investment	20,875,725	-	-	20,875,725

Liabilities:
Foreign exchange forward contracts	30,901,012	-	30,901,012	-
Convertible senior notes	1,540,398,645	-	-	1,540,398,645

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2015	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Call spread option	7,277,406	-	-	7,277,406
Foreign exchange forward contracts	7,038,537	-	7,038,537	-
Capped call options	17,490,323	-	-	17,490,323

Liabilities:
Foreign exchange forward contracts	4,295,737	-	4,295,737	-
Convertible senior notes	1,506,981,361	-	-	1,506,981,361
Warrant liability	68,377,608	-	-	68,377,608

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2016	assets (Level 1)	inputs (Level 2)	inputs (Level 3)

Assets:
Guarantee receivables	235,728,241	-	-	235,728,241
Foreign exchange forward contracts	640,876	-	640,876	-

Liabilities:
Convertible senior notes	423,739,708	-	-	423,739,708
Guarantee liabilities	226,086,556	-	-	226,086,556
Rate cap derivative	10,364,075	-	-	10,364,075

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2014, 2015 and 2016 were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	770,485,897	1,540,398,645	1,506,981,361
Issuance of convertible senior notes	914,850,000	-	-
Foreign exchange (gain)/loss	5,853,455	96,678,461	43,448,795
Change in fair value of convertible senior notes	(150,790,707)	8,400,918	92,015,957
Repurchase of convertible senior notes	-	(138,496,663)	(1,218,706,405)
Balance at December 31,	1,540,398,645	1,506,981,361	423,739,708

A summary of changes in Level 3 fair value of capped call options for the year ended December 31, 2014, 2015 and 2016 were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	107,223,601	21,098,263	17,490,323
Foreign exchange (gain)/loss	563,725	2,562,342	736,212
Change in fair value of capped call options	(86,689,063)	(6,170,282)	(18,226,535)
Balance at December 31,	21,098,263	17,490,323	-

The capped call options were expired upon the full repurchase of 2016 Notes in 2016 (note 26).

A summary of changes in Level 3 fair value of available-for-sale investment for the year ended December 31, 2014, 2015 and 2016 were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	30,117,797	20,875,725	-
Receipt of available-for-sale investment	-	-	-
Foreign exchange gain/(loss)	(3,446,112)	-	-
Change in fair value of available-for-sale investment	(5,795,960)	-	-
Transfer to receivable (Note 2 (h))	-	(20,875,725)	-
Balance at December 31,	20,875,725	-	-

A summary of changes in Level 3 fair value of call spread options for the year ended December 31, 2014, 2015, 2016 was as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	7,277,406
Purchase of call spread option	-	7,647,843	4,761,603
Change in fair value of call spread	-	(370,437)	-
Exercise of call spread options	-	-	(12,039,009)
Balance at December 31,	-	7,277,406	-

A summary of changes in Level 3 fair value of warrant liability for the year ended December 31 2016 were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	68,377,608
Issuance of warrant liability	-	62,331,211	-
Exchange loss on warrant liability	-	3,950,373	2,256,314
Change in fair value of warrant liability	-	2,096,024	(34,937,341)
Repurchase of warrant liability	-	-	(35,696,581)
Balance at December 31,	-	68,377,608	-

A summary of changes in Level 3 fair value of rap cap derivative for the year ended December 31 2016 were as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at January 1,	-	-	-
Change in fair value of rate cap derivative	-	-	10,364,075
Balance at December 31,	-	-	10,364,075

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	Type of derivatives
For the year ended	Foreign exchange forward contracts		Call spread	Rate cap	Capped call	Warrant
December 31,	Realized	Unrealized	options	derivative	options	liability	Total
(In RMB)
2014	15,553,224	(16,267,966)	-	-	(86,689,063)	-	(87,403,805)
2015	71,000,875	(14,068,932)	(370,437)	-	(6,170,282)	(2,096,024)	48,295,200
2016	(53,202,660)	640,876	-	(10,364,075)	(18,226,535)	34,937,341	(46,215,053)

Non-recurring change in fair value

As of December 31, 2014

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2014	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,101,795,172	-	-	3,101,795,172	6,217,151

As of December 31, 2015

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2015	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,766,435,564	-	-	3,766,435,564	-

As of December 31, 2016

	Fair Value Measurements at Reporting Date Using
		Quote Prices
		in active	Significant
	Balance as of	market for	other	Significant
	December 31,	identical	observable	unobservable	Total
Description	2016	assets (Level 1)	input (Level 2)	input (Leval 3)	(losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	4,738,681,353	-	-	4,738,681,353	125,524,021

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360-10, long-lived assets held and used with a carrying amount of RMB6,217,157, nil and RMB125,524,021 as of December 31, 2014, 2015 and 2016 were written down to their fair value of zero, resulting in an impairment charge of 6,217,151, nil and RMB125,524,021 for the year ended December 31, 2014, 2015 and 2016, respectively, which was calculated based on Level 3 Inputs and included in earnings for the respective years.